EQUITY - Operations with non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Capital
Effect of interest changes in subsidiaries	R$ (85,477)	R$ (19,194)	R$ (2,252)
Total Parent company's interest
Capital
Effect of interest changes in subsidiaries	6	2,504	4,153
Non-controlling interests
Capital
Changes in the Paraopeba- Fixed Income Investment Fund	(85,483)	(21,698)	(6,405)
Effect of interest changes in subsidiaries	R$ (85,483)	R$ (21,698)	R$ (6,405)